Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid expenses	$ 3,123,125	$ 16,070,168
Deposit settlement receivables	22,700,382	12,210,112
Federal income tax receivable	1,425,403	8,190,754
Deposits	4,983,679	20,106,374
Deferred equity issuance costs	7,603,867	2,340,539
Accounts receivables	3,771,645	693,769
Non-income based foreign tax receivable	1,568,822	1,895,925
Note receivable		2,852,106
Other	5,167,913	3,044,196
Total	$ 50,344,836	$ 67,403,943